Investments	12 Months Ended
Dec. 31, 2014
Investments All Other Investments [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]

17. Investments

Investment at cost

In June 2013, the Company acquired a 19.9% non-controlling interest in TerraCycle Canada ULC (“TerraCycle”) for total consideration of 1,035 Canadian dollars (“C$”). TerraCycle is a Canadian unlimited liability company that offers programs to collect waste and convert the collected waste into a wide range of products and materials. This investment is accounted for applying the cost method of accounting.

Investment in equity accounted investee

The Company had a fifty percent ownership interest in two companies whose business was comprised principally of compactor and related equipment rentals. The remaining ownership was owned by two trusts. The Company exercised joint control over its investment through its fifty percent ownership interest and its ability to nominate fifty percent of the directors to the board of the investee. The Chairperson of the investee’s Board of Directors could not be nominated by the Company and the Chairperson could not be a member of the Company’s Board of Directors. The Chairperson of the investee was entitled to cast a second vote in the event of a tie amongst its board. Certain matters were beyond the control of the investee’s board and resided with its shareholders. These matters included certain financing, board composition, the sharing of profits and material business changes.

Effective April 1, 2013, the Company entered into an amending agreement to purchase the remaining fifty percent interest in the investee no later than February 28, 2015, subject to the Company or the seller providing notice of purchase or sale, at an amount equal to the greater of fifty percent of revenues less operating and selling, general and administration expense of the investee for the preceding 12 month period multiplied by six or C$9,000. Certain conditions could accelerate the purchase or extend the commitment beyond February 28, 2015. On January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee. See Note 7.

The following table summarizes the Company’s investments:

	December 31, 2014	December 31, 2013

Cost method investment	$892	$973
Equity method investment	-	4,686
Total investments	$892	$5,659